PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 30 June 2023:

Total
€ million
Net book value as at 31 December 2022	5,201
Additions	279
Disposals	(16)
Depreciation expense	(324)
Transfers and reclassifications	1
Currency translation adjustments	(64)
Net book value as at 30 June 2023[1]	5,077
[1] The net book value of property, plant and equipment includes right of use assets of €662 million.